TOUCHSTONE FUNDS GROUP TRUST
Touchstone Impact Bond Fund (the “Fund”)
Supplement dated November 25, 2024 to the Prospectus, Summary Prospectus,
and Statement of Additional Information
dated January 26, 2024
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Change in Name and 80% Investment Policy
At a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”) held on November 21, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about March 1, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone US Quality Bond Fund and a change to the Fund’s 80% investment policy.
Accordingly, on the Effective Date, all references to Touchstone Impact Bond Fund, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI) will be deleted and replaced with Touchstone US Quality Bond Fund.
The following changes to the Fund’s 80% investment policy and principal investment strategies disclosure will be made and take effect on the Effective Date:
	Current:	New (upon Effective Date):
80% Investment Policy:
The Fund invests, under normal
circumstances, at least 80% of its
net assets (including borrowings
for investment purposes) in fixed
income securities that meet
certain positive impact criteria.
This is a non-fundamental
investment policy that can be
changed by the Fund upon 60
days’ prior notice to shareholders.
Fixed-income securities primarily
consist of U.S. government
obligations, corporate debt
obligations (including
non-investment-grade corporate
debt obligations),
mortgage-backed securities,
asset-backed securities and
taxable and tax-exempt municipal

The Fund invests, under normal
circumstances, at least 80% of its
net assets (including borrowings
for investment purposes) in U.S.
fixed income securities. This is a
non-fundamental investment
policy that can be changed by the
Fund upon 60 days’ prior notice to
shareholders. U.S. fixed-income
securities are securities of issuers
domiciled in the U.S. and primarily
consist of U.S. government
obligations, corporate debt
obligations (including
non-investment-grade corporate
debt obligations),
mortgage-backed securities,
asset-backed securities and
taxable and tax-exempt municipal

Current:	New (upon Effective Date):
securities.	securities.

* * * * *
Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-4513-2411